Eaton Vance

Short Duration Government Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 15.0%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
2.35%, (COF + 1.25%), with maturity at 2025(1)	$110	$109,617
2.87%, (COF + 1.25%), with maturity at 2035(1)	964	976,436
2.99%, (COF + 1.87%), with maturity at 2022(1)	0(2)	321
3.00%, with maturity at 2050	71,000	73,112,927
3.341%, (COF + 2.28%), with maturity at 2025(1)	250	251,429
3.466%, (COF + 1.25%), with maturity at 2032(1)	195	199,950
3.50%, with maturity at 2049	38,150	39,538,630
3.85%, (COF + 1.25%), with maturity at 2034(1)	49	49,866
3.894%, (COF + 1.25%), with maturity at 2029(1)	11	11,403
4.077%, (COF + 2.28%), with maturity at 2037(1)	1,066	1,085,819
4.221%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	289	299,656
4.409%, (COF + 1.25%), with maturity at 2030(1)	287	299,872
4.492%, (1 yr. CMT + 2.25%), with maturity at 2038(1)	1,097	1,158,081
4.50%, with various maturities to 2049	73,343	77,710,997
4.508%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,212	1,276,705
4.529%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	1,290	1,350,034
4.553%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	3,142	3,310,986
4.576%, (1 yr. CMT + 2.33%), with maturity at 2036(1)	1,083	1,140,740
4.609%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	104	105,278
4.663%, (COF + 1.25%), with maturity at 2033(1)	1,069	1,102,857
6.00%, with maturity at 2029	217	241,928
7.00%, with maturity at 2033	163	178,688
8.00%, with various maturities to 2025	3	3,011
________________________________________________________________________________________________________
		$203,515,231
________________________________________________________________________________________________________
Federal National Mortgage Association:
2.35%, (COF + 1.25%). with various maturities to 2037(1)	$459	$459,375
2.325%, (COF + 1.25%), with maturity at 2038(1)	74	73,614
2.377%, (COF + 1.25%), with maturity at 2033(1)	235	235,787
2.899%, (COF + 1.80%), with maturity at 2029(1)	3	3,033
3.023%, (COF + 1.25%), with maturity at 2036(1)	112	111,420
3.165%, (COF + 1.25%), with maturity at 2034(1)	783	794,489
3.268%, (COF + 2.14%), with maturity at 2030(1)	116	117,048
3.374%, (COF + 1.25%), with maturity at 2034(1)	1,213	1,240,221
3.377%, (COF + 1.25%), with maturity at 2036(1)	268	270,671
3.477%, (COF + 1.25%), with maturity at 2035(1)	344	350,874
3.677%, (COF + 2.34%), with maturity at 2026(1)	189	191,211
3.807%, (COF + 1.25%), with maturity at 2034(1)	697	711,495
3.845%, (COF + 1.79%), with maturity at 2036(1)	800	823,315
4.009%, (COF + 1.25%), with maturity at 2036(1)	70	72,316
4.01%, (COF + 1.73%), with maturity at 2035(1)	549	566,975
4.041%, (COF + 1.77%), with maturity at 2035(1)	390	402,344
4.105%, (COF + 1.25%), with maturity at 2033(1)	332	349,269
4.137%, (COF + 1.81%), with maturity at 2034(1)	380	397,522
4.152%, (1 yr. CMT + 2.12%), with maturity at 2037(1)	1,006	1,047,265
4.154%, (1 yr. CMT + 2.14%), with maturity at 2031(1)	700	714,388
4.184%, (1 yr. CMT + 2.12%), with maturity at 2040(1)	373	391,561
4.191%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	370	389,018
4.243%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	1,926	2,029,042
4.307%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	2,489	2,623,173
4.337%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	718	749,940
4.381%, (1 yr. CMT + 2.06%), with maturity at 2033(1)	309	325,035
4.459%, (1 yr. CMT + 2.46%), with maturity at 2038(1)	681	716,775
4.474%, (COF + 1.87%), with maturity at 2034(1)	341	352,475
4.50%, with various maturities to 2049	273,539	289,986,332
4.673%, (COF + 1.49%), with maturity at 2029(1)	486	511,558
4.80%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	409	427,686
5.00%, with various maturities to 2048	12,505	13,179,246
5.03%, (COF + 1.72%), with maturity at 2034(1)	158	167,161
6.00%, with various maturities to 2031	125	136,465
6.324%, (COF + 2.00%), with maturity at 2032(1)	99	108,105
6.445%, (COF + 1.71%), with maturity at 2021(1)	1	781
6.445%, (COF + 1.79%), with maturity at 2021(1)	8	8,578
________________________________________________________________________________________________________
		$321,035,563
________________________________________________________________________________________________________
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$251	$255,798
4.00%, with maturity at 2049	2,835	2,957,040
4.50%, with various maturities to 2049	92,177	97,495,550
________________________________________________________________________________________________________
		$100,708,388
________________________________________________________________________________________________________
Total Mortgage Pass-Throughs
(identified cost $617,419,847)		$625,259,182
________________________________________________________________________________________________________
Collateralized Mortgage Obligations — 77.8%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.685%, (COF + 0.65%), 10/15/22(3)	$8	$7,640
Series 2135, Class JZ, 6.00%, 3/15/29	649	724,484
Series 3325, Class CF, 2.016%, (1 mo. USD LIBOR + 0.34%), 6/15/37(3)	1,559	1,548,618
Series 3382, Class FG, 2.276%, (1 mo. USD LIBOR + 0.60%), 11/15/37(3)	1,337	1,351,375
Series 3866, Class DF, 3.126%, (1 mo. USD LIBOR + 1.45%), 5/15/41(3)	2,325	2,386,302
Series 4102, Class DF, 2.931%, (1 mo. USD LIBOR + 1.15%), 9/15/42(3)	2,023	2,055,342
Series 4114, Class YF, 2.776%, (1 mo. USD LIBOR + 1.10%), 10/15/42(3)	3,209	3,263,245
Series 4159, Class FP, 2.681%, (1 mo. USD LIBOR + 0.90%), 11/15/42(3)	2,005	2,008,552
Series 4177, Class MP, 2.50%, 3/15/43	167	166,721
Series 4180, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 1/15/43(3)	5,620	5,640,653
Series 4204, Class AF, 2.781%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	2,855	2,865,491
Series 4223, Class NF, 2.731%, (1 mo. USD LIBOR + 0.95%), 7/15/43(3)	6,793	6,881,472
Series 4249, Class CF, 2.581%, (1 mo. USD LIBOR + 0.80%), 9/15/43(3)	16,600	16,836,299
Series 4299, Class JG, 2.50%, 7/15/43	3,871	3,933,849
Series 4337, Class YT, 3.50%, 4/15/49	1,951	1,985,242
Series 4385, Class SC, 5.178%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(4)	110	112,851
Series 4389, Class CA, 3.00%, 9/15/44	4,770	4,916,473
Series 4407, Class LN, 5.171%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(4)	49	49,819
Series 4448, Class AF, 2.781%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	12,018	12,103,570
Series 4584, Class PM, 3.00%, 5/15/46	1,475	1,515,374
Series 4594, Class FM, 2.781%, (1 mo. USD LIBOR + 1.00%), 6/15/46(3)	1,210	1,217,321
Series 4608, Class TV, 3.50%, 1/15/55	2,036	2,059,322
Series 4619, Class KF, 2.531%, (1 mo. USD LIBOR + 0.75%), 6/15/39(3)	1,955	1,950,810
Series 4631, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 10/15/46(3)	1,252	1,259,586
Series 4631, Class NF, 2.781%, (1 mo. USD LIBOR + 1.00%), 11/15/46(3)	12,784	12,868,776
Series 4637, Class QF, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	12,167	12,203,715
Series 4639, Class KF, 3.081%, (1 mo. USD LIBOR + 1.30%), 12/15/44(3)	8,470	8,610,463
Series 4645, Class CF, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/15/44(3)	7,415	7,463,420
Series 4678, Class PC, 3.00%, 1/15/46	5,104	5,166,505
Series 4680, Class YF, 2.781%, (1 mo. USD LIBOR + 1.00%), 12/15/46(3)	1,291	1,294,251
Series 4681, Class JZ, 2.50%, 5/15/47	660	665,729
Series 4700, Class UF, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/15/47(3)	3,677	3,680,411
Series 4717, Class PF, 2.676%, (1 mo. USD LIBOR + 1.00%), 8/15/47(3)	6,074	6,084,019
Series 4731, Class FQ, 2.781%, (1 mo. USD LIBOR + 1.00%), 11/15/47(3)	763	764,453
Series 4735, Class F, 2.781%, (1 mo. USD LIBOR + 1.00%), 12/15/47(3)	2,104	2,107,288
Series 4746, Class CZ, 4.00%, 11/15/47	78	77,947
Series 4749, Class HF, 2.781%, (1 mo. USD LIBOR + 1.00%), 1/15/48(3)	1,889	1,892,765
Series 4751, Class ZC, 4.00%, 11/15/47	396	397,598
Series 4754, Class FJ, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	8,614	8,640,103
Series 4754, Class FK, 2.781%, (1 mo. USD LIBOR + 1.00%), 1/15/54(3)	14,300	14,327,652
Series 4767, Class FK, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	3,101	3,100,250
Series 4767, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	1,409	1,409,733
Series 4768, Class JF, 2.781%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	890	891,055
Series 4774, Class MH, 4.50%, 12/15/42	11,493	12,007,495
Series 4774, Class QD, 4.50%, 1/15/43	5,748	6,007,667
Series 4775, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	4,522	4,525,250
Series 4776, Class C, 4.50%, 3/15/43	9,174	9,536,505
Series 4795, Class FK, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/15/48(3)	4,221	4,218,453
Series 4795, Class NF, 2.781%, (1 mo. USD LIBOR + 1.00%), 6/15/48(3)	4,192	4,190,493
Series 4815, Class DF, 2.781%, (1 mo. USD LIBOR + 1.00%), 8/15/48(3)	3,244	3,249,503
Series 4818, Class BF, 2.676%, (1 mo. USD LIBOR + 1.00%), 8/15/48(3)	4,200	4,206,635
Series 4845, Class EA, 4.50%, 6/15/43	26,713	27,200,515
Series 4846, Class EA, 4.50%, 8/15/43	21,898	22,308,276
Series 4850, Class CA, 4.50%, 6/15/43	18,144	18,425,444
Series 4852, Class DZ, 4.00%, 12/15/48	769	769,393
Series 4858, Class LA, 4.50%, 8/15/43	29,156	30,349,672
Series 4859, Class GA, 4.50%, 10/15/43	11,614	11,833,981
Series 4860, Class FA, 2.126%, (1 mo. USD LIBOR + 0.45%), 2/15/49(3)	23,233	23,229,345
Series 4876, Class FA, 2.376%, (1 mo. USD LIBOR + 0.70%), 5/15/49(3)	22,007	22,146,071
Series 4900, Class ZT, 4.00%, 7/25/49	18,527	18,600,907
Series 4904, Class HZ, 4.00%, 8/25/49	3,810	3,830,835
Series 4908, Class ZB, 4.00%, 8/25/49	10,365	10,409,403
Series 4908, Class ZP, 4.00%, 8/25/49	12,786	12,821,844
Series 4910, Class ZG, 3.50%, 9/25/49	31,312	31,384,803
Series 4910, Class ZN, 3.50%, 6/15/49	13,433	13,469,159
Series 4911, Class JZ, 3.50%, 9/25/49	12,898	12,923,647
Series 4914, Class DZ, 4.00%, 9/25/49	2,641	2,645,077
Series 4914, Class LZ, 3.50%, 9/25/49	16,778	16,890,167
Series 4919, Class ZJ, 3.50%, 9/25/49	20,287	20,316,706
Series 4922, Class Z, 3.50%, 10/25/49	12,442	12,488,504
Series 4922, Class ZA, 3.50%, 8/25/49	10,157	10,193,646
Series 4922, Class ZN, 3.50%, 4/25/49	15,681	15,714,585
Series 4924, Class AZ, 3.50%, 10/25/49	14,240	14,287,324
Series 4924, Class BZ, 3.50%, 10/25/49	18,761	18,836,388
Series 4924, Class KZ, 3.50%, 10/25/49	3,925	3,939,723
Series 4924, Class LZ, 3.50%, 10/25/49	6,107	6,127,541
Series 4924, Class MZ, 3.50%, 10/25/49	11,525	11,565,027
Series 4924, Class PZ, 3.50%, 10/25/49	5,238	5,270,528
Series 4925, Class ZY, 4.00%, 10/25/49	10,711	10,747,166
Series 4926, Class ZQ, 3.50%, 9/25/49	9,619	9,648,639
Series 4927, Class ZL, 3.50%, 11/25/49	13,249	13,255,644
Series 4927, Class ZQ, 3.50%, 9/25/49	18,300	18,505,442
Series 4930, Class PZ, 3.50%, 11/25/49	11,837	11,866,198
Series 4932, Class CZ, 3.50%, 11/25/49	5,663	5,677,887
Series 4938, Class BZ, 3.50%, 12/25/49	14,224	14,294,713
Series 4938, Class CZ, 3.50%, 12/25/49	30,358	30,532,593
Series 4940, Class ZC, 3.50%, 1/25/50	35,553	35,683,245
Series 4941, Class ZU, 3.50%, 8/25/49	10,814	10,837,024
Series 4943, Class JZ, 3.00%, 9/25/49	3,012	2,993,778
Series 4954, Class ZL, 3.50%, 2/25/50	21,530	21,617,989
Interest Only:(5)
Series 354, Class C11, 3.50%, 7/15/46	29,296	4,013,107
Series 354, Class C15, 3.50%, 11/15/46	29,751	3,694,741
Series 362, Class C7, 3.50%, 9/15/47	63,587	7,711,795
Series 362, Class C11, 4.00%, 12/15/47	16,521	2,180,373
Series 362, Class C12, 4.00%, 12/15/47	21,650	3,595,493
Series 3030, Class SL, 4.424%, (6.10% - 1 mo. USD LIBOR), 9/15/35(4)	2,164	439,870
Series 3114, Class TS, 4.974%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	4,557	629,516
Series 3339, Class JI, 4.914%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	1,806	365,197
Series 3872, Class NI, 5.50%, 12/15/21	477	10,979
Series 4088, Class EI, 3.50%, 9/15/41	2,908	255,732
Series 4094, Class CS, 4.324%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)	3,038	567,463
Series 4109, Class SA, 4.524%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)	2,484	418,250
Series 4212, Class SA, 4.524%, (6.20% - 1 mo. USD LIBOR), 7/15/38(4)	3,052	71,830
Series 4452, Class SP, 4.524%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)	3,354	306,637
Series 4497, Class CS, 4.524%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	2,737	409,543
Series 4507, Class EI, 4.00%, 8/15/44	8,873	1,088,091
Series 4507, Class MI, 3.50%, 8/15/44	3,544	285,243
Series 4549, Class DS, 4.224%, (5.90% - 1 mo. USD LIBOR), 8/15/45(4)	6,885	1,105,964
Series 4601, Class IN, 3.50%, 7/15/46	55,858	6,947,814
Series 4625, Class BI, 3.50%, 6/15/46	10,462	1,225,256
Series 4637, Class IP, 3.50%, 4/15/44	2,422	191,206
Series 4653, Class PI, 3.50%, 7/15/44	2,502	120,662
Series 4672, Class LI, 3.50%, 1/15/43	2,782	165,965
Series 4676, Class DI, 4.00%, 7/15/44	4,452	253,842
Series 4700, Class WI, 3.50%, 1/15/44	10,974	532,882
Series 4749, Class IL, 4.00%, 12/15/47	4,341	584,514
Series 4768, Class IO, 4.00%, 3/15/48	5,123	702,895
Series 4768, Class KI, 4.00%, 11/15/47	8,963	1,175,794
Series 4772, Class PI, 4.00%, 1/15/48	5,566	770,553
Series 4791, Class JI, 4.00%, 5/15/48	10,663	1,309,572
Series 4791, Class SA, 4.524%, (6.20% - 1 mo. USD LIBOR), 5/15/48(4)	31,048	4,114,210
Series 4796, Class AS, 4.524%, (6.20% - 1 mo. USD LIBOR), 5/15/48(4)	19,662	2,634,174
Series 4808, Class IB, 4.00%, 5/15/48	22,278	2,635,293
Principal Only:(6)
Series 213, Class PO, 0.00%, 6/1/31	2,187	2,048,329
Series 239, Class PO, 0.00%, 8/15/36	1,087	994,930
Series 246, Class PO, 0.00%, 5/15/37	2,491	2,348,635
Series 3072, Class WO, 0.00%, 11/15/35	999	921,745
Series 3342, Class KO, 0.00%, 7/15/37	330	314,232
Series 3476, Class PO, 0.00%, 7/15/38	517	480,763
Series 3862, Class PO, 0.00%, 5/15/41	989	906,763
Series 4847, Class OL, 0.00%, 6/15/48	261	260,682
________________________________________________________________________________________________________
		$858,857,909
________________________________________________________________________________________________________
Federal National Mortgage Association:
Series G93-17, Class FA, 2.661%, (1 mo. USD LIBOR + 1.00%), 4/25/23(3)	$22	$21,840
Series G97-4, Class FA, 2.469%, (1 mo. USD LIBOR + 0.80%), 6/17/27(3)	171	172,583
Series 1993-203, Class PL, 6.50%, 10/25/23	119	127,272
Series 1994-14, Class F, 2.635%, (COF + 1.60%), 10/25/23(3)	104	105,030
Series 2001-4, Class GA, 9.151%, 4/17/25(7)	3	2,701
Series 2009-48, Class WA, 5.834%, 7/25/39(7)	524	572,095
Series 2009-62, Class WA, 5.574%, 8/25/39(7)	835	906,507
Series 2010-112, Class DZ, 4.00%, 10/25/40	978	1,023,465
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	307	344,651
Series 2012-14, Class MH, 2.00%, 12/25/40	248	246,739
Series 2012-35, Class GE, 3.00%, 5/25/40	3,688	3,719,450
Series 2012-51, Class FD, 2.241%, (1 mo. USD LIBOR + 0.58%), 5/25/42(3)	32,582	32,810,053
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,240	2,139,833
Series 2013-19, Class HF, 2.661%, (1 mo. USD LIBOR + 1.00%), 3/25/43(3)	2,635	2,645,413
Series 2013-52, Class GA, 1.00%, 6/25/43	2,419	2,337,126
Series 2013-52, Class MD, 1.25%, 6/25/43	2,364	2,266,821
Series 2013-67, Class NF, 2.661%, (1 mo. USD LIBOR + 1.00%), 7/25/43(3)	1,856	1,865,866
Series 2013-119, Class PD, 2.50%, 1/25/43	309	308,917
Series 2014-1, Class HF, 3.281%, (1 mo. USD LIBOR + 1.50%), 6/25/43(3)	2,000	2,028,890
Series 2014-5, Class LB, 2.50%, 7/25/43	932	933,813
Series 2015-4, Class BF, 2.061%, (1 mo. USD LIBOR + 0.40%), 2/25/45(3)	10,991	10,956,789
Series 2015-74, Class SL, 1.374%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	1,883	1,498,458
Series 2015-93, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 1/25/46(3)	703	706,539
Series 2016-20, Class ZA, 2.50%, 12/25/41	1,677	1,671,183
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,494	3,536,270
Series 2016-49, Class VF, 2.781%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	1,606	1,615,380
Series 2016-55, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,083	2,093,329
Series 2016-89, Class ZH, 3.00%, 12/25/46	674	687,321
Series 2017-13, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	542	543,596
Series 2017-15, Class LE, 3.00%, 6/25/46	2,587	2,611,046
Series 2017-26, Class NF, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/25/47(3)	15,559	15,672,516
Series 2017-39, Class JZ, 3.00%, 5/25/47	844	849,250
Series 2017-49, Class PF, 2.781%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	1,506	1,505,455
Series 2017-56, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	6,972	7,021,912
Series 2017-57, Class FA, 2.061%, (1 mo. USD LIBOR + 0.40%), 8/25/57(3)	9,231	9,229,033
Series 2017-60, Class NF, 2.781%, (1 mo. USD LIBOR + 1.00%), 8/25/47(3)	2,443	2,446,773
Series 2017-66, Class ZJ, 3.00%, 9/25/57	2,610	2,607,458
Series 2017-76, Class Z, 3.00%, 10/25/57	1,493	1,480,362
Series 2017-96, Class FM, 2.781%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	2,338	2,344,246
Series 2017-96, Class Z, 3.00%, 12/25/57	318	315,110
Series 2017-105, Class BF, 2.681%, (1 mo. USD LIBOR + 0.90%), 1/25/48(3)	3,651	3,661,884
Series 2017-106, Class HF, 2.781%, (1 mo. USD LIBOR + 1.00%), 1/25/48(3)	2,650	2,654,532
Series 2017-109, Class LF, 2.731%, (1 mo. USD LIBOR + 0.95%), 1/25/48(3)	317	316,421
Series 2018-13, Class NF, 2.781%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	3,042	3,053,139
Series 2018-14, Class TF, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/25/48(3)	2,018	2,016,183
Series 2018-16, Class ZN, 3.50%, 3/25/48	1,617	1,617,968
Series 2018-19, Class NF, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/25/58(3)	2,763	2,766,538
Series 2018-39, Class EF, 1.961%, (1 mo. USD LIBOR + 0.30%), 6/25/48(3)	10,558	10,509,563
Series 2018-58, Class CZ, 4.00%, 8/25/48	935	936,151
Series 2018-59, Class KF, 2.661%, (1 mo. USD LIBOR + 1.00%), 8/25/48(3)	5,610	5,620,329
Series 2018-64, Class FL, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/25/48(3)	1,895	1,900,830
Series 2018-87, Class BF, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/25/48(3)	1,858	1,866,704
Series 2019-1, Class FA, 2.261%, (1 mo. USD LIBOR + 0.60%), 2/25/49(3)	51,958	51,780,998
Series 2019-8, Class FD, 2.361%, (1 mo. USD LIBOR + 0.70%), 3/25/49(3)(8)	74,297	74,769,495
Series 2019-8, Class FG, 2.161%, (1 mo. USD LIBOR + 0.50%), 3/25/49(3)(8)	55,187	55,216,665
Series 2019-9, Class LF, 2.211%, (1 mo. USD LIBOR + 0.55%), 3/25/49(3)(8)	61,807	62,294,107
Series 2019-13, Class PZ, 4.00%, 4/25/49	1,550	1,553,702
Series 2019-15, Class Z, 4.50%, 4/25/49	3,302	3,305,418
Series 2019-16, Class AF, 2.211%, (1 mo. USD LIBOR + 0.55%), 4/25/49(3)	36,745	36,841,766
Series 2019-16, Class F, 2.161%, (1 mo. USD LIBOR + 0.50%), 4/25/49(3)	20,064	20,088,726
Series 2019-36, Class ZN, 3.00%, 7/25/49	2,190	2,198,957
Series 2019-37, Class ZU, 3.50%, 7/25/49	2,914	2,913,904
Series 2019-38, Class JZ, 4.00%, 7/25/49	3,506	3,530,746
Series 2019-41, Class CZ, 4.00%, 8/25/49	2,682	2,682,431
Series 2019-41, Class ZM, 4.00%, 8/25/49	5,097	5,101,440
Series 2019-44, Class ZP, 4.00%, 8/25/49	7,575	7,612,240
Series 2019-50, Class NZ, 3.50%, 9/25/49	3,381	3,393,070
Series 2019-52, Class KZ, 3.50%, 9/25/49	3,215	3,213,527
Series 2019-54, Class Z, 3.50%, 9/25/49	6,724	6,736,484
Series 2019-55, Class ZM, 3.50%, 10/25/49	4,392	4,403,926
Series 2019-57, Class LZ, 3.50%, 10/25/49	3,542	3,554,104
Series 2019-57, Class UZ, 3.50%, 10/25/49	9,945	9,984,041
Series 2019-57, Class Z, 3.50%, 10/25/49	16,281	16,307,857
Series 2019-61, Class DZ, 3.50%, 11/25/49	6,747	6,763,548
Series 2019-63, Class Z, 3.50%, 10/25/49	5,539	5,544,278
Series 2019-64, Class QZ, 3.50%, 11/25/49	3,698	3,706,909
Series 2019-64, Class ZM, 3.50%, 11/25/49	12,040	12,081,782
Series 2019-66, Class JZ, 3.50%, 11/25/49	4,229	4,238,774
Series 2019-67, Class CZ, 3.50%, 11/25/49	3,656	3,662,235
Series 2019-67, Class EZ, 3.00%, 11/25/49	18,026	18,006,892
Series 2019-70, Class ZJ, 4.00%, 12/25/49	44,673	44,835,509
Series 2019-71, Class AZ, 3.50%, 11/25/49	4,331	4,349,312
Series 2019-71, Class DZ, 3.50%, 11/25/49	9,404	9,443,621
Series 2019-71, Class MZ, 3.50%, 11/25/49	22,772	22,841,731
Series 2019-72, Class CZ, 3.50%, 12/25/49	5,515	5,532,817
Series 2019-75, Class KZ, 3.50%, 12/25/49	16,664	16,702,033
Series 2019-75, Class ZA, 3.50%, 12/25/49	11,325	11,359,377
Series 2019-80, Class CZ, 3.50%, 1/25/50	20,565	20,595,622
Series 2019-80, Class ZC, 3.50%, 1/25/50	5,077	5,065,129
Series 2019-81, Class CZ, 3.50%, 1/25/50	3,186	3,176,369
Series 2019-81, Class ZL, 3.50%, 1/25/50	24,923	24,942,271
Series 2020-1, Class CZ, 3.50%, 2/25/50	10,748	10,751,697
Series 2020-1, Class ZC, 3.50%, 2/25/50	75,931	76,823,034
Series 2020-5, Class MZ, 3.50%, 2/25/50	10,000	10,002,498
Series 2020-8, Class CZ, 3.50%, 2/25/50	4,280	4,281,122
Series 2020-9, Class ZC, 3.50%, 2/25/50	28,897	29,008,062
Series 2020-12, Class ZA, 3.00%, 3/25/50(9)	3,502	3,465,884
Interest Only:(5)

Series 296, Class 2, 8.00%, 4/25/24	232	18,490
Series 424, Class C8, 3.50%, 2/25/48	16,134	2,093,921
Series 2004-60, Class SW, 5.389%, (7.05% - 1 mo. USD LIBOR), 4/25/34(4)	2,402	347,658
Series 2005-68, Class XI, 6.00%, 8/25/35	2,330	521,689
Series 2006-65, Class PS, 5.559%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)	1,495	346,383
Series 2007-99, Class SD, 4.739%, (6.40% - 1 mo. USD LIBOR), 10/25/37(4)	2,419	462,558
Series 2007-102, Class ST, 4.779%, (6.44% - 1 mo. USD LIBOR), 11/25/37(4)	1,118	223,750
Series 2010-135, Class SD, 4.339%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)	1,515	65,535
Series 2011-13, Class AI, 4.50%, 7/25/21	86	1,045
Series 2011-59, Class IW, 6.00%, 7/25/41	1,653	365,721
Series 2011-82, Class AI, 5.50%, 8/25/26	173	4,087
Series 2011-101, Class IC, 3.50%, 10/25/26	4,060	286,932
Series 2012-73, Class MS, 4.389%, (6.05% - 1 mo. USD LIBOR), 5/25/39(4)	1,441	47,728
Series 2012-86, Class CS, 4.439%, (6.10% - 1 mo. USD LIBOR), 4/25/39(4)	1,309	48,124
Series 2012-94, Class SL, 5.039%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)	5,361	459,249
Series 2012-103, Class GS, 4.439%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)	2,970	107,745
Series 2012-112, Class SB, 4.489%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	5,398	490,015
Series 2012-147, Class SA, 4.439%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)	2,170	427,179
Series 2013-127, Class BI, 3.50%, 5/25/39	1,897	69,486
Series 2013-127, Class LI, 3.50%, 5/25/39	1,886	69,389
Series 2014-41, Class SA, 4.389%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)	3,595	846,451
Series 2014-55, Class IL, 3.50%, 9/25/44	2,850	351,255
Series 2014-55, Class IN, 3.50%, 7/25/44	2,563	308,913
Series 2014-89, Class IO, 3.50%, 1/25/45	4,018	480,608
Series 2015-22, Class GI, 3.50%, 4/25/45	2,000	244,034
Series 2015-31, Class SG, 4.439%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)	3,859	660,657
Series 2015-36, Class IL, 3.00%, 6/25/45	3,191	373,759
Series 2015-61, Class QI, 3.50%, 5/25/43	3,982	203,098
Series 2016-61, Class DI, 3.00%, 4/25/46	4,066	445,002
Series 2018-21, Class IO, 3.00%, 4/25/48	20,858	2,384,077
Series 2018-42, Class IA, 3.50%, 6/25/47	19,232	1,299,644
Series 2019-1, Class SA, 3.739%, (5.40% - 1 mo. USD LIBOR), 2/25/49(4)	36,321	4,559,918
Principal Only:(6)
Series 379, Class 1, 0.00%, 5/25/37	2,424	2,271,082
Series 380, Class 1, 0.00%, 7/25/37	524	483,227
Series 2007-17, Class PO, 0.00%, 3/25/37	395	367,017
Series 2009-82, Class PO, 0.00%, 10/25/39	1,061	974,947
Series 2012-5, Class PO, 0.00%, 12/25/39	698	653,709
Series 2012-61, Class PO, 0.00%, 8/25/37	2,983	2,749,272
Series 2014-17, Class PO, 0.00%, 4/25/44	2,287	2,012,427
________________________________________________________________________________________________________
		$923,681,224
________________________________________________________________________________________________________
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,022	$1,006,165
Series 2012-77, Class MT, 2.06%, (1 mo. USD LIBOR + 0.39%), 5/16/41(3)	805	782,811
Series 2014-H20, Class MF, 2.344%, (1 mo. USD LIBOR + 0.65%), 10/20/64(3)	10,239	10,255,053
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,636,329
Series 2015-144, Class KB, 3.00%, 8/20/44	504	532,477
Series 2015-H03, Class FD, 2.334%, (1 mo. USD LIBOR + 0.64%), 1/20/65(3)	29,127	29,164,971
Series 2015-H05, Class FB, 2.334%, (1 mo. USD LIBOR + 0.64%), 2/20/65(3)	27,348	27,382,745
Series 2016-168, Class JF, 2.781%, (1 mo. USD LIBOR + 1.00%), 11/20/46(3)	8,126	8,172,334
Series 2017-5, Class ZA, 2.50%, 1/20/47	1,262	1,299,142
Series 2017-115, Class ZA, 3.00%, 7/20/47	1,590	1,580,745
Series 2017-121, Class DF, 2.158%, (1 mo. USD LIBOR + 0.50%), 8/20/47(3)	11,698	11,671,728
Series 2017-137, Class AF, 2.158%, (1 mo. USD LIBOR + 0.50%), 9/20/47(3)	5,604	5,604,556
Series 2017-147, Class HF, 2.658%, (1 mo. USD LIBOR + 1.00%), 9/20/47(3)	5,932	5,933,861
Series 2017-176, Class DF, 2.781%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	1,280	1,280,658
Series 2017-186, Class WF, 2.781%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	6,801	6,799,560
Series 2018-63, Class CF, 2.781%, (1 mo. USD LIBOR + 1.00%), 4/20/48(3)	745	745,001
Series 2018-67, Class KF, 2.781%, (1 mo. USD LIBOR + 1.00%), 3/20/48(3)	771	770,245
Series 2018-76, Class LF, 2.781%, (1 mo. USD LIBOR + 1.00%), 5/20/48(3)	405	404,779
Series 2018-125, Class FM, 2.781%, (1 mo. USD LIBOR + 1.00%), 8/20/48(3)	2,639	2,638,482
Series 2018-168, Class FW, 2.781%, (1 mo. USD LIBOR + 1.00%), 10/20/48(3)	656	656,915
Series 2018-H16, Class FA, 2.114%, (1 mo. USD LIBOR + 0.42%), 9/20/68(3)	116,716	115,616,978
Series 2018-H18, Class FA, 2.194%, (1 mo. USD LIBOR + 0.50%), 9/20/68(3)	98,660	98,040,492
Series 2018-H18, Class FG, 2.294%, (1 mo. USD LIBOR + 0.60%), 10/20/68(3)	62,319	62,294,640
Series 2018-H20, Class FA, 2.294%, (1 mo. USD LIBOR + 0.60%), 12/20/68(3)	98,418	98,378,671
Series 2018-H20, Class FB, 2.194%, (1 mo. USD LIBOR + 0.50%), 6/20/68(3)	75,621	75,277,288
Series 2018-H20, Class FD, 2.194%, (1 mo. USD LIBOR + 0.50%), 12/20/68(3)	50,183	49,951,439
Series 2018-H20, Class FE, 2.194%, (1 mo. USD LIBOR + 0.50%), 11/20/68(3)	35,694	35,529,103
Series 2019-1, Class NF, 2.781%, (1 mo. USD LIBOR + 1.00%), 1/20/49(3)	2,518	2,518,378
Series 2019-59, Class LZ, 4.25%, 5/20/49	7,482	7,503,569
Series 2019-71, Class AZ, 3.50%, 6/20/49	3,001	3,007,313
Series 2019-71, Class CZ, 4.00%, 6/20/49	22,757	22,872,949
Series 2019-71, Class PZ, 3.50%, 6/20/49	3,220	3,225,066
Series 2019-78, Class GZ, 4.00%, 6/20/49	2,005	2,010,133
Series 2019-82, Class DZ, 4.00%, 6/20/49	7,670	7,708,514
Series 2019-84, Class DZ, 4.00%, 7/20/49	15,224	15,255,781
Series 2019-90, Class ZP, 4.00%, 7/20/49	12,481	12,557,596
Series 2019-92, Class CZ, 4.00%, 7/20/49	5,509	5,535,903
Series 2019-92, Class DZ, 4.00%, 7/20/49	8,189	8,217,238
Series 2019-96, Class Z, 4.00%, 8/20/49	25,227	25,443,040
Series 2019-97, Class ZC, 3.50%, 8/20/49	36,122	36,189,450
Series 2019-98, Class KZ, 3.50%, 8/20/49	4,123	4,134,866
Series 2019-98, Class PZ, 4.00%, 8/20/49	14,464	14,486,929
Series 2019-99, Class GZ, 3.50%, 8/20/49	16,144	16,186,524
Series 2019-99, Class TZ, 3.75%, 8/20/49	1,910	1,913,976
Series 2019-99, Class ZN, 3.50%, 10/20/47	3,005	3,003,337
Series 2019-100, Class JZ, 3.75%, 8/20/49	8,406	8,426,616
Series 2019-100, Class MZ, 3.50%, 8/20/49	24,298	24,337,703
Series 2019-106, Class CZ, 3.50%, 8/20/49	6,911	6,918,817
Series 2019-106, Class Z, 4.00%, 8/20/49	9,398	9,421,780
Series 2019-108, Class KZ, 3.50%, 8/20/49	6,229	6,253,856
Series 2019-110, Class Z, 3.50%, 9/20/49	20,000	20,085,617
Series 2019-110, Class ZD, 3.50%, 9/20/49	101,278	101,550,662
Series 2019-111, Class DZ, 3.50%, 4/20/48	762	762,244
Series 2019-111, Class LZ, 3.50%, 9/20/49	5,335	5,343,107
Series 2019-112, Class BZ, 4.00%, 9/20/49	5,961	5,974,736
Series 2019-115, Class ZD, 4.00%, 9/20/49	35,065	35,119,398
Series 2019-115, Class ZE, 4.00%, 9/20/49	18,855	19,042,832
Series 2019-115, Class ZH, 4.00%, 9/20/49	17,025	17,055,793
Series 2019-123, Class PZ, 3.50%, 10/20/49	14,064	14,139,642
Series 2019-125, Class AZ, 3.50%, 10/20/49	8,971	8,978,416
Series 2019-125, Class BZ, 3.50%, 10/20/49	17,906	17,930,611
Series 2019-125, Class DZ, 3.50%, 10/20/49	23,832	23,972,301
Series 2019-126, Class ZA, 3.50%, 10/20/49	10,476	10,517,306
Series 2019-132, Class LZ, 3.50%, 10/20/49	12,501	12,513,886
Series 2019-133, Class Z, 3.50%, 10/20/49	9,909	9,937,224
Series 2019-136, Class CZ, 3.50%, 11/20/49	4,929	4,940,401
Series 2019-140, Class CZ, 4.50%, 11/20/49	6,465	6,451,374
Series 2019-143, Class KZ, 3.50%, 11/20/49	11,529	11,548,026
Series 2019-148, Class Z, 3.00%, 3/20/49	10,487	10,465,195
Series 2019-148, Class ZN, 4.00%, 11/20/49	6,758	6,776,266
Series 2019-151, Class CZ, 3.50%, 12/20/49	53,002	53,030,133
Series 2019-151, Class EZ, 3.50%, 12/20/49	11,765	11,771,490
Series 2019-151, Class HZ, 3.50%, 12/20/49	15,170	15,153,790
Series 2019-151, Class ZC, 3.50%, 12/20/49	8,926	8,934,881
Series 2019-152, Class BZ, 4.00%, 12/20/49	12,082	12,115,727
Series 2019-152, Class HZ, 3.50%, 12/20/49	11,217	11,209,768
Series 2019-152, Class NU, 3.50%, 12/20/49	5,799	5,816,332
Series 2019-160, Class Z, 3.50%, 12/20/49	5,354	5,347,887
Series 2019-H02, Class FE, 2.244%, (1 mo. USD LIBOR + 0.55%), 1/20/69(3)	32,662	32,584,202
Series 2020-1, Class CZ, 4.50%, 1/20/50	9,089	9,112,697
Series 2020-4, Class ZU, 3.50%, 1/20/50	4,171	4,176,419
Series 2020-9, Class EZ, 3.50%, 1/20/50	11,574	11,627,042
Series 2020-15, Class EZ, 3.50%, 2/20/50(9)	4,769	4,774,717
Series 2020-17, Class CZ, 3.50%, 2/20/50(9)	3,245	3,214,092
Interest Only:(5)
Series 2011-48, Class SD, 5.012%, (6.67% - 1 mo. USD LIBOR), 10/20/36(4)	209	1,600
Series 2014-98, Class IM, 1.808%, 1/20/43(7)	13,310	437,436
Series 2015-151, Class KI, 1.265%, 11/20/42(7)	19,185	512,661
Series 2017-104, Class SD, 4.542%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	6,911	1,262,693
Series 2017-121, Class DS, 2.842%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	9,517	915,380
Series 2018-105, Class SE, 4.542%, (6.20% - 1 mo. USD LIBOR), 8/20/48(4)	2,233	332,343
Series 2018-112, Class SA, 4.542%, (6.20% - 1 mo. USD LIBOR), 8/20/48(4)	68,749	9,938,365
Series 2018-125, Class SQ, 4.542%, (6.20% - 1 mo. USD LIBOR), 9/20/48(4)	9,210	1,482,860
Series 2018-127, Class SG, 4.592%, (6.25% - 1 mo. USD LIBOR), 9/20/48(4)	24,441	3,149,232
Series 2019-27, Class SA, 4.392%, (6.05% - 1 mo. USD LIBOR), 2/20/49(4)	12,478	1,880,607
Series 2019-38, Class SQ, 4.392%, (6.05% - 1 mo. USD LIBOR), 3/20/49(4)	20,980	3,384,616
Series 2019-43, Class BS, 4.392%, (6.05% - 1 mo. USD LIBOR), 4/20/49(4)	13,657	2,155,475
Principal Only:(6)
Series 2009-117, Class PO, 0.00%, 12/16/39	1,567	1,395,696
Series 2010-88, Class OA, 0.00%, 7/20/40	1,249	1,120,059
Series 2015-24, Class KO, 0.00%, 6/20/35	1,689	1,574,409
________________________________________________________________________________________________________
		$1,462,054,148
________________________________________________________________________________________________________
Total Collateralized Mortgage Obligations
(identified cost $3,284,894,909)		$3,244,593,281
________________________________________________________________________________________________________
U.S. Government Guaranteed Small Business Administration Pools & Loans — 8.90%
Description	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
2.375%, (USD Prime - 2.375%), 2/25/29(3)	$89,745	$90,609,255
2.50%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(3)	91,112	92,467,115
2.55%, (USD Prime - 2.20%), 4/25/44(3)	34,076	34,681,439
3.75%, (USD Prime - 1.00%), 4/25/44(3)	41,895	44,397,911
4.075%, (USD Prime - 0.675%), 2/25/44(3)	35,972	38,414,866
Interest Only:(10)(11)
0.96%, 1/30/34	420	14,456
1.03%, 1/18/39	443	16,901
1.26%, 2/15/44	1,578	90,219
1.31%, 11/26/43	3,263	163,450
1.51%, 2/15/44	1,150	73,890
1.56%, 6/29/43 to 3/14/44	1,469	90,164
1.68%, 9/12/43 to 11/1/43	2,803	180,766
1.76%, 11/30/28 to 12/18/28	788	35,613
1.81%, 6/15/43 to 3/15/44	7,385	490,539
1.88%, 12/18/43 to 12/27/43	6,314	450,555
1.91%, 7/15/42 to 4/15/44	19,323	1,327,774
1.93%, 6/14/43 to 2/28/44	30,615	2,228,693
2.01%, 3/12/29 to 3/15/44	7,858	536,396
2.06%, 3/15/29 to 4/15/44	18,435	1,457,811
2.13%, 9/14/43 to 1/9/44	5,338	420,198
2.16%, 3/15/42 to 4/15/44	14,335	1,117,918
2.18%, 12/3/28 to 2/15/44	26,853	2,151,930
2.26%, 12/28/28 to 1/15/44	4,876	403,460
2.272%, 11/1/32 to 5/16/43(12)	130,114	8,133,063
2.31%, 12/15/28 to 8/11/44	41,170	3,460,693
2.361%, 2/21/33 to 4/1/43(12)	33,443	2,762,218
2.38%, 8/31/28 to 12/27/43	3,808	317,769
2.41%, 6/15/42 to 4/15/44	23,558	2,071,606
2.43%, 5/7/28 to 2/14/44	21,049	1,903,951
2.48%, 9/15/41 to 3/15/44	5,380	480,483
2.51%, 7/12/28 to 1/15/44	4,019	350,475
2.56%, 12/15/28 to 9/18/44	39,818	3,668,025
2.61%, 12/15/28 to 4/15/29	580	37,193
2.63%, 9/13/42 to 1/11/44	4,518	457,205
2.66%, 2/15/29 to 4/15/44	15,617	1,473,622
2.68%, 10/19/28 to 2/19/44	22,188	2,097,853
2.733%, 3/21/23 to 12/13/42(12)	44,502	2,997,408
2.76%, 10/1/28 to 2/15/44	13,779	1,175,155
2.81%, 3/15/29 to 4/24/44	32,645	3,231,429
2.88%, 7/12/43 to 12/27/43	4,785	530,089
2.91%, 3/15/44	723	84,229
2.93%, 6/13/28 to 2/15/44	8,046	805,323
3.01%, 10/13/28 to 1/15/44	2,322	230,867
3.06%, 12/15/28 to 4/15/44	5,433	635,157
3.13%, 9/29/43 to 1/31/44	8,774	1,060,048
3.142%, 1/21/24 to 7/28/42(12)	23,487	1,584,481
3.16%, 12/15/43 to 1/15/44	3,963	514,830
3.18%, 4/19/28 to 2/19/44	12,990	1,324,638
3.26%, 10/18/28 to 3/15/44	9,652	1,099,329
3.31%, 4/15/29 to 3/13/44	10,502	1,327,728
3.36%, 1/15/29 to 4/15/44	179	19,918
3.376%, 3/10/26 to 3/23/42(12)	959	95,400
3.38%, 6/2/42 to 1/16/44	17,198	2,337,858
3.41%, 3/15/44 to 4/15/44	3,656	499,183
3.43%, 4/27/28 to 2/6/44	45,272	4,725,266
3.51%, 10/4/28 to 3/15/44	18,423	2,124,182
3.56%, 12/28/28 to 3/15/44	15,408	1,771,199
3.61%, 12/27/28	12	1,195
3.66%, 11/15/43 to 4/15/44	17,080	2,405,577
3.98%, 12/11/28 to 12/13/28	559	60,262
4.11%, 12/31/28	40	4,434
4.21%, 12/15/43	93	14,338
________________________________________________________________________________________________________
Total U.S. Government Guaranteed Small Business Administration Pools & Loans
(identified cost $372,643,572)		$369,694,998
________________________________________________________________________________________________________
U.S. Treasury Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(13)	$101,984	$104,807,860
________________________________________________________________________________________________________
Total U.S. Treasury Obligations
(identified cost $103,493,659)		$104,807,860
________________________________________________________________________________________________________
Short-Term Investments — 0.3%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(14)	12,208,943	$12,210,164
________________________________________________________________________________________________________
Total Short-Term Investments
(identified cost $12,209,471)		$12,210,164
________________________________________________________________________________________________________
Total Investments — 104.5%
(identified cost $4,390,661,458)		$4,356,565,485
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (4.5)%		$(189,022,437)
________________________________________________________________________________________________________
Net Assets — 100.0%		$4,167,543,048
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2020.

(2)	Principal amount is less than $500.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2020.
(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(8)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(9)	When-issued security.
(10)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.
(12)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2020 of all interest only securities comprising the certificate.
(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Short Duration Government Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Futures Contracts
Description		Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond		640	Long	3/20/20	$104,660,000	$799,155
U.S. Ultra-Long Treasury Bond		387	Long	3/20/20	74,957,063	2,535,392
$3,334,547
Abbreviations:
CMT	-	Constant Maturity Treasury
COF	-	Cost of Funds 11th District
LIBOR	-	London Interbank Offered Rate
Currency Abbreviations:
USD	-	United States Dollar

Eaton Vance

Short Duration Government Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of its portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

Reverse repurchase agreements outstanding as of January 31, 2020 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	Securities Pledged as Collateral
BMO Capital Markets	1/30/2020	2/7/2020	1.88%	$130,180,220	$130,187,018	$140,177,345

At January 31, 2020, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2020.

At January 31, 2020, the value of the Fund's investment in affiliated funds was $12,210,164, which represents 0.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,448,515	$556,511,044	$(546,770,957)	$20,869	$693	$12,210,164	$121,100	12,208,943

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance

Short Duration Government Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Mortgage Pass-Throughs	$—	$625,259,182	$—	$625,259,182
Collateralized Mortgage Obligations	—	3,244,593,281	—	3,244,593,281
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	369,694,998	—	369,694,998
U.S. Treasury Obligations	—	104,807,860	—	104,807,860
Short-Term Investments	—	12,210,164	—	12,210,164
________________________________________________________________________________________________________
Total Investments	$—	$4,356,565,485	$—	$4,356,565,485
________________________________________________________________________________________________________
Futures Contracts	$3,334,547	$—	$—	$3,334,547
________________________________________________________________________________________________________
Total	$3,334,547	$4,356,565,485	$—	$4,359,900,032
________________________________________________________________________________________________________

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.